Borrowings - Additional Information (Narrative) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Long-term debt fair value	$ 21,900	$ 22,100	$ 24,000
Other Short Term Debt [Member]
Short-term Debt [Line Items]
Amount outstanding and uncommitted	$ 25	$ 67